UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

R. L. McFeetors

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 737-3000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

ITEM 1.          REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Federated Bond Portfolio

Semi-Annual Report

June 30, 2007

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc., which include details as to offering price and other information.

MAXIM SERIES FUND, INC.
MAXIM FEDERATED BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2007
UNAUDITED
ASSETS:
Investments in securities, market value (1)	$198,094,591
Cash	199,346
Collateral for securities loaned	37,460,365
Interest receivable	1,772,564
Subscriptions receivable	319,305

Total assets	237,846,171
LIABILITIES:
Due to investment adviser	109,041
Payable upon return of securities loaned	37,460,365
Redemptions payable	562,798
Payable for investments purchased	2,991,747
Variation margin on futures contracts	47,629

Total liabilities	41,171,580

NET ASSETS	$196,674,591

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$2,047,298
Additional paid-in capital	201,009,676
Net unrealized depreciation on investments and futures contracts	(4,284,169)
Undistributed net investment income	219,777
Accumulated net realized loss on investments and futures contracts	(2,317,991)

NET ASSETS	$196,674,591

NET ASSET VALUE PER OUTSTANDING SHARE	$9.61
(Offering and Redemption Price)
SHARES OF CAPITAL STOCK:
Authorized	150,000,000
Outstanding	20,472,977

(1) Cost of investments in securities:	$202,417,002
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM FEDERATED BOND PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2007
UNAUDITED
INVESTMENT INCOME:
Interest	$4,665,522
Income from securities lending	26,047

Total income	4,691,569
EXPENSES:
Management fees	602,486

NET INVESTMENT INCOME	4,089,083

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	292,073
Net realized gain on futures contracts	305,189
Change in net unrealized depreciation on investments	(3,623,482)
Change in net unrealized appreciation on futures contracts	38,242

Net realized and unrealized loss on investments and futures contracts	(2,987,978)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,101,105
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM FEDERATED BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2007 AND YEAR ENDED DECEMBER 31, 2006
	2007	2006
	UNAUDITED
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$4,089,083	$5,245,288
Net realized gain (loss) on investments	292,073	(1,510,875)
Net realized gain on futures contracts	305,189
Change in net unrealized depreciation on investments	(3,623,482)	1,476,398
Change in net unrealized appreciation on futures contracts	38,242

Net increase in net assets resulting from operations	1,101,105	5,210,811

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,869,306)	(5,272,748)
SHARE TRANSACTIONS:
Net proceeds from sales of shares	102,288,816	53,134,521
Reinvestment of distributions	3,869,306	5,272,748
Redemptions of shares	(33,442,301)	(45,888,134)

Net increase in net assets resulting from share transactions	72,715,821	12,519,135

Total increase in net assets	69,947,620	12,457,198

NET ASSETS:
Beginning of period	126,726,971	114,269,773

End of period (1)	$196,674,591	$126,726,971
	0	0
OTHER INFORMATION:
SHARES:
Sold	10,445,691	5,482,971
Issued in reinvestment of distributions	400,471	547,548
Redeemed	(3,421,298)	(4,744,766)

Net increase	7,424,864	1,285,753

(1) Including undistributed net investment income	$219,777	$0
See notes to financial statements.

MAXIM SERIES FUND, INC.
MAXIM FEDERATED BOND PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock of the portfolio for the period indicated is as follows:
	Six Months Ended		Year Ended December 31,			Period Ended December 31,
	June 30, 2007		2006	2005	2004	2003 +
	UNAUDITED
Net Asset Value, Beginning of Period	$9.71		$9.71	$9.88	$9.85	$10.00
Income from Investment Operations
Net investment income	0.20		0.42	0.34	0.30	0.13
Net realized and unrealized gain (loss)	(0.11)		0.00	(0.17)	0.03	(0.15)

Total Income (Loss) From Investment Operations	0.09		0.42	0.17	0.33	(0.02)

Less Distributions
From net investment income	(0.19)		(0.42)	(0.34)	(0.30)	(0.13)

Net Asset Value, End of Period	$9.61		$9.71	$9.71	$9.88	$9.85

Total Return	0.96%	w	4.42%	1.78%	3.38%	(0.20%)	w

Net Assets, End of Period ($000)	$196,675		$126,727	$114,270	$110,466	$125,437

Ratio of Expenses to Average Net Assets	0.70%	*	0.70%	0.70%	0.70%	0.70%	*

Ratio of Net Investment Income to Average Net Assets	4.71%	*	4.34%	3.52%	2.93%	2.21%	*

Portfolio Turnover Rate	36.34%	w	62.84%	32.96%	65.55%	33.24%	w
+ The portfolio commenced operations on Ma y21, 2003.
w	Based on operations for the period shown and, accordingly, are not representative of a full year.
* Annualized
See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2007
UNAUDITED

BONDS

Par Value ($)	Value ($)

AEROSPACE & DEFENSE --- 0.97%
50,000 Alliant Techsystems Inc	48,625
Senior Subordinated Notes
6.750% April 1, 2016
1,000,000 Boeing Capital Corp	1,042,468
Notes
6.500% February 15, 2012
50,000 DRS Technologies Inc	48,250
Company Guaranteed Notes
6.625% February 1, 2016
50,000 L-3 Communications Corp	47,125
Senior Subordinated Notes
6.125% January 15, 2014
250,000 Raytheon Co	247,070
Senior Unsecured Notes
5.375% April 1, 2013
438,000 Raytheon Co	438,569
Notes
6.750% August 15, 2007
50,000 TransDigm Inc #	50,500
Subordinated Notes
7.750% July 15, 2014
$1,922,607

AGENCY --- 46.80%
2,598,852 Fannie Mae	2,521,172
5.000% February 1, 2018
1,000,000 Fannie Mae	1,010,000
6.500% July 1, 2037
2,000,000 Fannie Mae	1,979,375
6.000% July 1, 2037
854,770 Fannie Mae	872,354
6.500% January 1, 2031
508,998 Fannie Mae	506,639
6.000% August 1, 2032
1,189,969 Fannie Mae	1,152,930
5.000% May 1, 2019
2,760,889 Fannie Mae	2,630,671
4.500% June 1, 2018

1,407,735 Fannie Mae	1,421,426
6.500% November 1, 2036
3,017,635 Fannie Mae	2,839,390
5.000% December 1, 2034
1,099,069 Fannie Mae	1,060,555
5.500% March 1, 2036
1,094,728 Fannie Mae	1,083,625
6.000% February 1, 2036
963,614 Fannie Mae	972,985
6.500% June 1, 2036
2,493,197 Fannie Mae	2,467,910
6.000% February 1, 2037
2,975,985 Fannie Mae	2,944,117
6.000% March 1, 2037
43,928 Fannie Mae	44,345
6.500% April 1, 2037
1,544,329 Fannie Mae	1,496,288
5.500% July 1, 2033
280,129 Fannie Mae	254,987
4.500% August 1, 2035
628,101 Fannie Mae	634,210
6.500% July 1, 2036
2,000,000 Fannie Mae ** ^^	1,905,518
4.375% March 15, 2013
5,259,289 Fannie Mae ++	5,235,122
5.64 % March 1, 2047
1,500,000 Federal Home Loan Bank ** ^^	1,477,367
4.875% November 18, 2011
3,000,000 Federal Home Loan Bank ** ^^	2,941,818
4.625% February 18, 2011
421,801 Freddie Mac	424,135
6.000% May 1, 2021
454,402 Freddie Mac	431,474
4.500% June 1, 2021
670,943 Freddie Mac	621,577
4.000% December 1, 2020
2,256,176 Freddie Mac	2,180,419
5.000% March 1, 2022
441,908 Freddie Mac	438,156
6.000% March 1, 2036
224,267 Freddie Mac	212,858
4.500% April 1, 2021
3,061,011 Freddie Mac	2,905,619
4.500% February 1, 2022
225,897 Freddie Mac	214,405
4.500% July 1, 2021
1,976,160 Freddie Mac	1,946,241
5.500% March 1, 2022

3,234,698 Freddie Mac	3,040,009
5.000% December 1, 2035
174,312 Freddie Mac	176,352
6.500% February 1, 2036
1,003,830 Freddie Mac	996,368
6.000% June 1, 2035
557,081 Freddie Mac	552,351
6.000% May 1, 2036
1,675,256 Freddie Mac	1,616,571
5.500% June 1, 2036
2,525,578 Freddie Mac	2,437,105
5.500% August 1, 2036
9,096,670 Freddie Mac	8,772,926
5.500% April 1, 2037
6,127,107 Freddie Mac	5,748,121
5.000% April 1, 2037
644,793 Freddie Mac	586,838
4.500% May 1, 2035
1,389,965 Freddie Mac	1,306,307
5.000% May 1, 2036
490,291 Freddie Mac	446,224
4.500% March 1, 2036
2,497,748 Freddie Mac	2,469,058
5.500% February 1, 2018
959,980 Freddie Mac	930,314
5.500% October 1, 2033
287,079 Freddie Mac	285,862
6.000% November 1, 2033
2,908,284 Freddie Mac	2,737,572
5.000% March 1, 2034
941,863 Freddie Mac	894,339
4.500% June 1, 2020
293,968 Freddie Mac	291,783
6.000% April 1, 2035
2,655,040 Freddie Mac	2,566,709
5.500% August 1, 2035
472,977 Freddie Mac	430,466
4.500% November 1, 2035
750,000 Freddie Mac ** ^^	858,337
6.750% March 15, 2031
4,000,000 Freddie Mac ** ^^	3,989,172
5.000% January 16, 2009
2,000,000 Freddie Mac ** ^^	1,948,114
4.875% November 15, 2013
2,798,341 Freddie Mac	2,802,559
5.630 % May 1, 2037
$92,711,145

AGRICULTURE --- 0.04%
50,000 Eurofresh Inc #	49,750
Senior Notes
11.500% January 15, 2013
50,000 Terra Capital Inc	48,250
Senior Notes
7.000% February 1, 2017
$98,000

AIR FREIGHT --- 0.09%
195,000 FedEx Corp	195,169
Company Guaranteed Notes
5.500% August 15, 2009
$195,169

AIRLINES --- 0.05%
100,000 Southwest Airlines Co	102,875
Debentures
7.375% March 1, 2027
$102,875

AUTO PARTS & EQUIPMENT --- 0.02%
50,000 United Components Inc	51,625
Senior Subordinated Notes
9.375% June 15, 2013
$51,625

AUTOMOBILES --- 0.31%
185,000 DaimlerChrysler NA Holding Corp	191,067
Global Notes
6.500% November 15, 2013
300,000 DaimlerChrysler NA Holding Corp	294,284
Notes
4.875% June 15, 2010
50,000 Ford Motor Co ^^	39,938
Unsecured Notes
7.450% July 16, 2031
100,000 General Motors Corp	84,250
Debentures
7.400% September 1, 2025
$609,539

BANKS --- 2.42%
200,000 BB&T Corp	190,530
Subordinated Notes
5.200% December 23, 2015
1,000,000 Bank of America Corp	984,452
Senior Notes

5.375% June 15, 2014
750,000 Marshall & Ilsley Bank	728,413
Notes
4.400% March 15, 2010
250,000 PNC Funding Corp	244,908
Subordinated Notes
5.625% February 1, 2017
1,000,000 PNC Funding Corp	1,044,981
Unsecured Subordinated Notes
7.500% November 1, 2009
150,000 Popular North America Inc	149,904
Company Guaranteed Notes
5.650% April 15, 2009
250,000 US Bank NA	238,737
Subordinated Notes
4.950% October 30, 2014
700,000 Wachovia Bank NA	659,960
Subordinated Notes
4.800% November 1, 2014
350,000 Wells Fargo Bank	360,883
Subordinated Notes
6.450% February 1, 2011
200,000 Zions Bancorp	192,223
Subordinated Notes
5.500% November 16, 2015
$4,794,991

BIOTECHNOLOGY --- 0.09%
200,000 Genentech Inc	186,913
Senior Notes
4.750% July 15, 2015
$186,913

BROADCAST/MEDIA --- 0.94%
300,000 British Sky Broadcasting Group PLC	314,631
Senior Unsecured Notes
8.200% July 15, 2009
750,000 Comcast Cable Communications Inc	794,892
Senior Notes
7.125% June 15, 2013
250,000 Cox Communications Inc	241,863
Global Notes
5.450% December 15, 2014
250,000 Cox Communications Inc	264,119
Notes
7.125% October 1, 2012
50,000 DirecTV	47,000
Senior Notes

6.375% June 15, 2015
50,000 General Cable Corp # ++	50,000
Senior Notes
7.720% April 1, 2015
50,000 Local TV Finance LLC #	49,500
Senior Unsecured Notes
9.250% June 15, 2015
50,000 Univision Communications Inc # ^^	49,375
Senior Notes
9.750% March 15, 2015
50,000 Videotron Ltee	47,500
Notes
6.375% December 15, 2015
$1,858,880

BUILDING MATERIALS --- 0.08%
50,000 Interline Brands Inc	50,375
Senior Subordinated Notes
8.125% June 15, 2014
50,000 Panolam Industries International Inc #	52,250
Senior Subordinated Notes
10.750% October 1, 2013
50,000 Texas Industries Inc	50,125
Senior Notes
7.250% July 15, 2013
$152,750

CANADIAN - PROVINCIAL --- 1.04%
2,000,000 Hydro-Quebec	2,065,150
Notes
6.300% May 11, 2011
$2,065,150

CHEMICALS --- 0.24%
184,000 Albemarle Corp	172,480
Senior Unsecured Notes
5.100% February 1, 2015
100,000 Chemtura Corp	94,500
Notes
6.875% June 1, 2016
50,000 Lyondell Chemical Co	52,250
Company Guaranteed Notes
8.250% September 15, 2016
50,000 Mosaic Co #	51,125
Senior Notes
7.625% December 1, 2016
50,000 Nalco Co	51,875
Senior Subordinated Notes

8.875% November 15, 2013
50,000 PQ Corp	53,000
Company Guaranteed Notes
7.500% February 15, 2013
$475,230

COLLATERALIZED BOND OBLIGATION --- 0.64%
1,309,490 Wells Fargo Mortgage Backed Securities Trust	1,277,775
Series 2003-18 Class A1
5.500% December 25, 2033
$1,277,775

COMMERCIAL MORTGAGED BACKED - 4.55%
1,900,000 Banc of America Commercial Mortgage Inc	1,876,800
Series 2007-1 Class A2
5.381% January 15, 2049
1,900,000 Citigroup/Deustche Bank Commercial Mortgage Trus	t1,849,090
Series 2007-CD4 Class A3
5.293% December 11, 2049
1,200,000 Credit Suisse Mortgage Capital Certificates	1,179,087
Series 2006-C4 Class AAB
5.439% September 15, 2039
750,000 JP Morgan Chase Commercial Mortgage Securities Corp	751,420
Series 2007-CB19 Class A2
5.815% February 12, 2049
1,000,000 ML-CFC Commercial Mortgage Trust	985,232
Series 2007-6 Class A2
5.331% March 12, 2051
1,000,000 ML-CFC Commercial Mortgage Trust	968,840
Series 2007-6 Class A4
5.485% March 12, 2051
440,000 Morgan Stanley Capital I	422,715
Series 2006-IQ12 Class A4
5.332% December 15, 2043
1,000,000 Washington Mutual ++	986,846
Series 2003-AR5 Class A6
5.420% June 25, 2033
$9,020,030

COMMUNICATIONS - EQUIPMENT --- 0.14%
275,000 Cisco Systems Inc	273,351
Notes
5.250% February 22, 2011
$273,351

COMPUTER HARDWARE & SYSTEMS --- 0.42%
50,000 Activant Solutions Inc	49,125
Senior Subordinated Notes

9.500% May 1, 2016
500,000 Dell Inc	526,232
Debentures
7.100% April 15, 2028
175,000 Hewlett-Packard Co	173,069
Bonds
5.250% March 1, 2012
32,000 SMART Modular Technologies Inc ++	33,600
Senior Notes
9.640% April 1, 2012
50,000 Seagate Technology HDD Holdings	48,000
Notes
6.800% October 1, 2016
$830,026

COMPUTER SOFTWARE & SERVICES --- 0.41%
50,000 CompuCom Systems Inc #	53,750
Senior Notes
12.000% November 1, 2014
50,000 Open Solutions Inc #	50,500
Senior Subordinated Notes
9.750% February 1, 2015
500,000 Oracle Corp	492,797
Notes
5.000% January 15, 2011
50,000 SERENA Software Inc	53,875
Senior Subordinated Notes
10.375% March 15, 2016
50,000 SS&C Technologies Inc	56,000
Senior Subordinated Notes
11.750% December 1, 2013
50,000 SunGard Data Systems Inc	52,875
Company Guaranteed Notes
10.250% August 15, 2015
50,000 SunGard Data Systems Inc	51,188
Senior Unsecured Notes
9.125% August 15, 2013
$810,985

CONGLOMERATES --- 0.10%
200,000 General Electric Co	193,908
Notes
5.000% February 1, 2013
$193,908

CONTAINERS --- 0.15%
50,000 Ball Corp	48,000
Company Guaranteed Notes

6.625% March 15, 2018
50,000 Berry Plastics Holding Corp	50,625
Secured Notes
8.875% September 15, 2014
100,000 Crown Americas Inc	100,500
Senior Notes
7.750% November 15, 2015
50,000 Graphic Packaging International Corp	51,938
Company Guaranteed Notes
9.500% August 15, 2013
50,000 Plastipak Holdings Inc #	51,750
Senior Notes
8.500% December 15, 2015
$302,813

COSMETICS & PERSONAL CARE --- 0.05%
100,000 Playtex Products Inc	102,750
Company Guaranteed Notes
9.375% June 1, 2011
$102,750

DISTRIBUTORS --- 0.10%
50,000 Baker & Taylor Inc #	52,250
Secured Notes
11.500% July 1, 2013
50,000 NBC Acquisition Corp +	44,063
Step Bond 0% - 11.000%
12.130% March 15, 2013
50,000 Nebraska Book Co	49,625
Senior Subordinated Notes
8.625% March 15, 2012
50,000 SGS International Inc	54,500
Senior Subordinated Notes
12.000% December 15, 2013
$200,438

ELECTRIC COMPANIES --- 1.43%
250,000 Cleveland Electric Illuminating Co	230,429
Senior Unsecured Notes
5.950% December 15, 2036
300,000 Consolidated Edison Co of New York	292,274
Debentures
5.500% September 15, 2016
50,000 Edison Mission Energy	49,750
Senior Unsecured Notes
7.750% June 15, 2016
500,000 Exelon Generation Co LLC	479,136
Notes

5.350% January 15, 2014
100,000 Inergy LP/Inergy Finance Corp	94,750
Senior Notes
6.875% December 15, 2014
50,000 NorthWestern Corp	48,522
Secured Bonds
5.875% November 1, 2014
125,000 PPL Energy Supply LLC	112,589
Senior Unsecured Notes
6.000% December 15, 2036
50,000 PSE&G Energy Holdings LLC	53,757
Senior Notes
10.000% October 1, 2009
350,000 PSE&G Power LLC	373,666
Company Guaranteed Bonds
7.750% April 15, 2011
300,000 PSI Energy Inc	300,294
Senior Unsecured Bonds
6.050% June 15, 2016
500,000 Pacific Gas & Electric Co	477,752
1st Mortgage
4.200% March 1, 2011
50,000 Sierra Pacific Resources	49,153
Senior Notes
6.750% August 15, 2017
300,000 Westar Energy Inc	270,867
1st Mortgage
5.875% July 15, 2036
$2,832,939

ELECTRONIC INSTRUMENTS & EQUIP --- 0.13%
50,000 Baldor Electric Co	52,875
Senior Notes
8.625% February 15, 2017
200,000 Emerson Electric Co	201,959
Notes
5.750% November 1, 2011
$254,834

ENGINEERING & CONSTRUCTION --- 0.03%
50,000 ESCO Corp #	52,500
Senior Notes
8.625% December 15, 2013
$52,500

FINANCIAL SERVICES --- 2.58%
50,000 ALH Finance LLC	49,625
Senior Subordinated Notes

8.500% January 15, 2013
300,000 American General Finance Corp	283,836
Notes
4.000% March 15, 2011
300,000 Capital One Capital IV	276,031
Notes
6.745% February 17, 2037
200,000 Citigroup Inc	197,513
Notes
5.125% February 14, 2011
550,000 Citigroup Inc	544,438
Notes
3.500% February 1, 2008
100,000 Ford Motor Credit Co ++	99,746
Senior Unsecured Notes
8.170% January 13, 2012
300,000 General Electric Capital Corp	283,968
Notes
4.875% March 4, 2015
600,000 General Electric Capital Corp	578,089
Notes
3.750% December 15, 2009
50,000 General Motors Acceptance Corp	51,129
Bonds
8.000% November 1, 2031
50,000 General Motors Acceptance Corp	49,183
Notes
6.875% September 15, 2011
500,000 HSBC Finance Capital Trust IX ++	484,104
Company Guaranteed Bonds
6.150% November 30, 2035
50,000 Hawker Beechcraft Acquisition Co #	51,500
Senior Notes
8.875% April 1, 2015
50,000 Hexion US Financial Corp/Hexion Nova Scotia Finance ULC	51,750
Senior Secured Notes
9.750% November 15, 2014
200,000 Household Finance Corp	210,575
Notes
7.000% May 15, 2012
200,000 International Lease Finance Corp	196,070
Unsecured Notes
4.875% September 1, 2010
250,000 JPMorgan Chase & Co	250,065
Subordinated Notes
5.750% January 2, 2013
50,000 Janus Capital Group Inc	50,431
Notes

6.700% June 15, 2017
50,000 Janus Capital Group Inc	50,335
Notes
6.250% June 15, 2012
75,000 Petroplus Finance Ltd #	72,188
Notes
6.750% May 1, 2014
250,000 Textron Financial Corp # ++ ^^	235,446
Subordinated Bonds
6.380% February 15, 2067
500,000 Xstrata Finance Canada Ltd #	494,632
Bonds
5.500% November 16, 2011
50,000 Yankee Acqusition Corp ^^	48,375
Senior Notes
9.750% February 15, 2017
500,000 ZFS Finance USA Trust I # ++	500,744
Bonds
6.100% December 15, 2065
$5,109,773

FOOD & BEVERAGES --- 0.91%
200,000 Anheuser-Busch Co Inc	195,177
Notes
5.600% March 1, 2017
50,000 B&G Foods Inc	50,000
Senior Notes
8.000% October 1, 2011
200,000 Bottling Group LLC	195,244
Senior Unsecured Notes
5.500% April 1, 2016
50,000 Constellation Brands Inc #	48,750
Senior Notes
7.250% May 15, 2017
50,000 Cott Beverages Inc	50,500
Company Guaranteed Bonds
8.000% December 15, 2011
100,000 Dean Foods Co	95,500
Notes
7.000% June 1, 2016
50,000 Del Monte Corp	47,625
Senior Notes
6.750% February 15, 2015
220,000 General Mills Inc	214,429
Notes
5.700% February 15, 2017
400,000 Kraft Foods Inc	406,541
Notes

6.250% June 1, 2012
250,000 Kraft Foods Inc	240,393
Notes
5.250% October 1, 2013
50,000 Michael Foods Inc	50,500
Senior Subordinated Notes
8.000% November 15, 2013
50,000 Pierre Foods Inc	50,750
Senior Subordinated Notes
9.875% July 15, 2012
50,000 Pilgrims Pride Corp	49,500
Senior Subordinated Notes
8.375% May 1, 2017
50,000 Pinnacle Foods Corp LLC # ^^	48,125
Senior Subordinated Notes
10.625% April 1, 2017
50,000 Smithfield Foods Inc	50,000
Senior Notes
7.750% July 1, 2017
$1,793,034

FOREIGN GOVERNMENTS --- 1.39%
187,500 Government of Argentina ++	182,494
Bonds
5.475% August 3, 2012
60,000 Government of Brazil	73,680
Bonds
8.250% January 20, 2034
310,000 Government of Brazil	304,792
Bonds
6.000% January 17, 2017
100,000 Government of Colombia	108,400
Notes
7.375% January 27, 2017
100,000 Government of Indonesia	96,294
Bonds
6.625% February 17, 2037
375,000 Government of Mexico	370,125
Notes
4.625% October 8, 2008
601,000 Government of Mexico	640,967
Notes
6.750% September 27, 2034
250,000 Government of Mexico	244,750
Notes
5.625% January 15, 2017
100,000 Government of Panama	107,000
Unsecured Notes

7.250% March 15, 2015
240,000 Government of Philippines	267,600
Bonds
9.000% February 15, 2013
200,000 Government of Turkey	202,230
Bonds
7.000% September 26, 2016
200,000 Government of Venezuela	161,800
Bonds
6.000% December 9, 2020
$2,760,132

GOLD, METALS & MINING --- 0.19%
300,000 Alcoa Inc	286,063
Notes
5.550% February 1, 2017
50,000 Aleris International Inc #	50,438
Senior Notes
9.000% December 15, 2014
250,000 BHP Finance USA Ltd	239,254
Global Notes
5.250% December 15, 2015
1,000,000 BHP Finance USA Ltd	954,638
Notes
4.800% April 15, 2013
300,000 Newmont Mining Corp	265,531
Notes
5.875% April 1, 2035
$1,795,924

HEALTH CARE RELATED --- 0.38%
300,000 Aetna Inc	301,763
Senior Unsecured Notes
5.750% June 15, 2011
50,000 CRC Health Corp	55,000
Senior Subordinated Notes
10.750% February 1, 2016
50,000 HCA Inc #	53,250
Secured Notes
9.250% November 15, 2016
100,000 HCA Inc #	107,500
Secured Notes
9.625% November 15, 2016
50,000 National Mentor Holdings Inc	54,000
Senior Subordinated Notes
11.250% July 1, 2014
50,000 Psychiatric Solutions Inc #	49,438
Senior Subordinated Notes

7.750% July 15, 2015
50,000 United Surgical Partners International Inc #	50,125
Senior Subordinated Notes
9.250% May 1, 2017
50,000 Vanguard Health Holdings Co II	49,500
Senior Subordinated Notes
9.000% October 1, 2014
29,000 Viant Holdings Inc #	29,145
Notes
10.125% July 15, 2017
$749,721

HOTELS/MOTELS --- 0.22%
50,000 Fontainebleau Las Vegas #	49,250
Notes
10.250% June 15, 2015
100,000 MGM Mirage Inc	90,500
Notes
5.875% February 27, 2014
50,000 MTR Gaming Group Inc	52,625
Senior Subordinated Notes
9.000% June 1, 2012
50,000 Seminole Hard Rock Entertainment Inc # ++	50,375
Notes
7.630% March 15, 2014
150,000 Wyndham Worldwide Corp	144,671
Senior Unsecured Notes
6.000% December 1, 2016
50,000 Wynn Las Vegas LLC	48,188
Notes
6.625% December 1, 2014
$435,609

HOUSEHOLD GOODS --- 0.03%
50,000 American Greetings Corp	50,500
Senior Unsecured Notes
7.375% June 1, 2016
$50,500

INDEPENDENT POWER PRODUCTS --- 0.03%
50,000 NRG Energy Inc	50,125
Company Guaranteed Notes
7.375% February 1, 2016
$50,125

INSURANCE RELATED --- 1.15%
175,000 ACE INA Holdings Inc	170,223
Notes

5.700% February 15, 2017
1,000,000 AXA	1,218,515
Senior Notes
8.600% December 15, 2030
300,000 Berkshire Hathaway Finance Corp	285,005
Notes
4.850% January 15, 2015
50,000 CNA Financial Corp	50,164
Unsecured Notes
6.000% August 15, 2011
100,000 Horace Mann Educators Corp	101,102
Senior Notes
6.850% April 15, 2016
250,000 Pacific Life Corp #	258,479
Bonds
6.600% September 15, 2033
200,000 St Paul Travelers Co Inc	194,234
Senior Unsecured Notes
5.500% December 1, 2015
$2,277,722

INVESTMENT BANK/BROKERAGE FIRM --- 1.32%
700,000 Credit Suisse (USA) Inc	699,573
Senior Notes
5.500% August 16, 2011
200,000 FMR Corp #	234,862
Bonds
7.570% June 15, 2029
550,000 Goldman Sachs Group Inc	572,333
Notes
7.350% October 1, 2009
200,000 Goldman Sachs Group Inc	193,887
Notes
5.250% October 15, 2013
250,000 Invesco PLC	248,018
Notes
5.625% April 17, 2012
150,000 Merrill Lynch & Co Inc	146,707
Notes
5.450% July 15, 2014
550,000 Morgan Stanley	513,611
Subordinated Notes
4.750% April 1, 2014
$2,608,991

LEISURE & ENTERTAINMENT --- 0.49%
50,000 Great Canadian Gaming Corp #	49,750
Senior Subordinated Notes

7.250% February 15, 2015
50,000 Herbst Gaming Inc	46,875
Notes
7.000% November 15, 2014
50,000 Jacobs Entertainment Inc	51,938
Notes
9.750% June 15, 2014
50,000 Mandalay Resort Group	52,750
Senior Subordinated Notes
9.375% February 15, 2010
50,000 Penn National Gaming Inc	51,250
Senior Subordinated Notes
6.750% March 1, 2015
50,000 San Pasqual Casino #	50,500
Notes
8.000% September 15, 2013
50,000 Shingle Springs Tribal Gaming Authority #	50,438
Senior Notes
9.375% June 15, 2015
265,000 Time Warner Inc	262,054
Notes
5.500% November 15, 2011
350,000 Walt Disney Co	353,119
Notes
5.700% July 15, 2011
$968,674

MANUFACTURING --- 0.03%
50,000 Mueller Water Products Inc #	49,581
Senior Subordinated Notes
7.375% June 1, 2017
$49,581

MEDICAL PRODUCTS --- 0.10%
50,000 Accellent Inc	49,625
Company Guaranteed Notes
10.500% December 1, 2013
50,000 Advanced Medical Optics Inc #	47,250
Senior Subordinated Notes
7.500% May 1, 2017
50,000 Norcross Safety Products LLC	52,625
Senior Subordinated Notes
9.875% August 15, 2011
50,000 Universal Hospital Services Inc # ++	50,000
Secured Notes
8.760% June 1, 2015
$199,500

MISCELLANEOUS --- 0.13%
50,000 American Achievement Corp	50,375
Senior Subordinated Notes
8.250% April 1, 2012
100,000 Capmark Financial Group Inc #	98,405
Senior Unsecured Notes
6.300% May 10, 2017
50,000 Jarden Corp	49,375
Senior Subordinated Notes
7.500% May 1, 2017
50,000 Stena AB	50,000
Senior Notes
7.000% December 1, 2016
$248,155

OIL & GAS --- 1.89%
50,000 BASiC Energy Services Inc	47,750
Senior Notes
7.125% April 15, 2016
400,000 Canadian Natural Resources Ltd	360,569
Bonds
5.850% February 1, 2035
50,000 Chesapeake Energy Corp	50,875
Senior Notes
7.500% September 15, 2013
50,000 Cimarex Energy Co	48,750
Senior Notes
7.125% May 1, 2017
50,000 Complete Production Services #	50,500
Senior Notes
8.000% December 15, 2016
50,000 Conoco Funding Co	56,470
Bonds
7.250% October 15, 2031
500,000 ConocoPhillips Australia Funding Co	499,365
Company Guaranteed Notes
5.500% April 15, 2013
300,000 Consolidated Natural Gas Co	283,370
Senior Notes
5.000% December 1, 2014
155,000 Enbridge Inc	149,081
Bonds
5.600% April 1, 2017
50,000 Forest Oil Corp #	48,500
Senior Notes
7.250% June 15, 2019
200,000 Gaz Capital for Gazprom	249,160
Notes

8.625% April 28, 2034
50,000 Hilcorp Energy I LP/Hilcorp Finance Co #	51,750
Senior Notes
9.000% June 1, 2016
100,000 Holly Energy Partners LP	93,500
Company Guaranteed Notes
6.250% March 1, 2015
600,000 Husky Oil Ltd	657,479
Senior Unsecured Debentures
7.550% November 15, 2016
250,000 Morgan Stanley Bank AG for OAO Gazprom	289,050
Notes
9.625% March 1, 2013
200,000 PEMEX Project Funding Master Trust	220,000
Unsecured Bonds
9.125% October 13, 2010
50,000 Pacific Energy Partners LP/Pacific Energy Finance Corp	49,116
Senior Notes
6.250% September 15, 2015
50,000 Pioneer Natural Resources Co	47,403
Bonds
6.875% May 1, 2018
222,225 Qatar Petroleum #	222,168
Notes
5.579% May 30, 2011
50,000 Range Resources Corp	50,500
Senior Subordinated Notes
7.375% July 15, 2013
150,000 Valero Energy Corp	163,810
Unsecured Notes
7.500% April 15, 2032
50,000 Valero Energy Corp	52,362
Unsecured Notes
6.875% April 15, 2012
$3,741,528

PAPER & FOREST PRODUCTS --- 0.03%
50,000 NewPage Corp ^^	54,625
Senior Subordinated Notes
12.000% May 1, 2013
$54,625

PERSONAL LOANS --- 0.26%
200,000 American Express Co	197,911
Notes
4.750% June 17, 2009
320,000 HSBC Finance Corp	314,082
Unsecured Bonds

4.750% April 15, 2010
$511,993

PHARMACEUTICALS --- 0.67%
200,000 Abbott Laboratories	200,153
Notes
5.375% May 15, 2009
200,000 Eli Lilly & Co	191,321
Bonds
5.200% March 15, 2017
150,000 Pharmacia Corp	158,919
Unsecured Debentures
6.500% December 1, 2018
600,000 Wyeth	591,351
Notes
5.500% February 1, 2014
200,000 Wyeth	193,240
Notes
5.450% April 1, 2017
$1,334,984

POLLUTION CONTROL --- 0.65%
100,000 Allied Waste North America Inc	97,750
Notes
7.125% May 15, 2016
750,000 Republic Services Inc	774,013
Senior Unsecured Notes
6.750% August 15, 2011
400,000 Waste Management Inc	419,083
Senior Notes
7.375% August 1, 2010
$1,290,846

PRINTING & PUBLISHING --- 0.71%
50,000 CBD Media Inc	50,500
Company Guaranteed Notes
8.625% June 1, 2011
50,000 Deluxe Corp #	49,750
Senior Notes
7.375% June 1, 2015
50,000 Idearc Inc	50,500
Senior Notes
8.000% November 15, 2016
50,000 MediMedia USA Inc #	53,625
Senior Subordinated Notes
11.375% November 15, 2014
1,000,000 News America Holdings Inc	1,157,155
Senior Debentures

9.250% February 1, 2013
50,000 Readers Digest Association Inc # ^^	46,750
Senior Subordinated Notes
9.000% February 15, 2017
$1,408,280

RAILROADS --- 0.77%
200,000 Burlington Northern Santa Fe Corp	187,068
Unsecured Notes
4.875% January 15, 2015
400,000 Norfolk Southern Corp	414,654
Senior Notes
6.750% February 15, 2011
1,000,000 Union Pacific Corp	933,041
Senior Notes
4.875% January 15, 2015
$1,534,763

REAL ESTATE --- 0.10%
100,000 Host Marriott LP REIT	96,000
Company Guaranteed Notes
6.375% March 15, 2015
100,000 Ventas Realty LP REIT	98,625
Senior Notes
6.625% October 15, 2014
$194,625

RESTAURANTS --- 0.03%
50,000 Dave & Buster's Inc	51,250
Notes
11.250% March 15, 2014
$51,250

RETAIL --- 0.92%
100,000 AutoNation Inc ++	99,750
Company Guaranteed Notes
7.410% April 15, 2013
100,000 CVS Caremark Corp	96,482
Senior Unsecured Notes
5.750% June 1, 2017
50,000 Claire's Stores Inc # ^^	45,625
Senior Subordinated Notes
10.500% June 1, 2017
400,000 Costco Wholesale Corp	397,006
Senior Notes
5.300% March 15, 2012
50,000 Couche-Tard US LP/Couche-Tard Finance Corp	50,375
Senior Subordinated Notes

7.500% December 15, 2013
50,000 General Nutrition Center Inc # ++	48,250
Senior Notes
10.560% March 15, 2014
750,000 Kroger Co	771,002
Senior Unsecured Notes
7.250% June 1, 2009
300,000 Target Corp	304,769
Notes
5.875% March 1, 2012
$1,813,259

SPECIALIZED SERVICES --- 0.38%
100,000 ARAMARK Corp # ++	101,500
Senior Notes
8.370% February 1, 2015
50,000 ASG Consolidated LLC +	46,500
Step Bond 0% - 11.500%
8.950% November 1, 2011
50,000 Compagnie Generale de Geophysique SA	50,625
Senior Unsecured Notes
7.750% May 15, 2017
50,000 Education Management LLC	52,625
Company Guaranteed Notes
10.250% June 1, 2016
50,000 Hertz Corp ^^	55,250
Senior Subordinated Notes
10.500% January 1, 2016
50,000 Knowledge Learning Corp Inc #	48,375
Company Guaranteed Notes
7.750% February 1, 2015
50,000 Lamar Media Corp	47,375
Senior Subordinated Notes
6.625% August 15, 2015
100,000 R H Donnelley Corp	94,750
Senior Discount Notes Series A-2
6.875% January 15, 2013
50,000 Rental Service Corp #	51,000
Senior Notes
9.500% December 1, 2014
50,000 Varietal Distribution #	49,875
Senior Notes
10.250% July 15, 2015
50,000 Visant Corp	49,750
Company Guaranteed Notes
7.625% October 1, 2012
50,000 Visant Holding Corp	52,000
Senior Notes

8.750% December 1, 2013
50,000 WDAC Subsidiary Corp #	52,500
Senior Notes
8.375% December 1, 2014
$752,125

TELEPHONE & TELECOMMUNICATIONS --- 1.50%
540,000 AT&T Inc	515,074
Notes
5.100% September 15, 2014
600,000 AT&T Inc	747,972
Senior Unsecured Notes
8.750% March 1, 2031
50,000 Centennial Communications Corp ^^	53,625
Senior Notes
10.000% January 1, 2013
100,000 Digicel Group Ltd # ^^	98,625
Senior Notes
9.125% January 15, 2015
50,000 Intelsat Bermuda Ltd	56,000
Senior Notes
11.250% June 15, 2016
125,000 Intelsat Intermediate Holding Co Ltd +	102,813
Step Bond 0% - 9.250%
2.590% February 1, 2015
50,000 MetroPCS Wireless Inc	51,625
Senior Notes
9.250% November 1, 2014
50,000 Qwest Corp	53,875
Global Notes
8.875% March 15, 2012
320,000 Sprint Capital Corp	359,402
Company Guaranteed Bonds
8.750% March 15, 2032
280,000 Telecom Italia Capital	272,724
Notes
4.875% October 1, 2010
150,000 Telefonica Emisones SAU	155,337
Company Guaranteed Notes
7.045% June 20, 2036
200,000 Verizon Global Funding Corp	210,829
Senior Unsecured Notes
7.250% December 1, 2010
100,000 Vodafone Group PLC	95,619
Notes
5.625% February 27, 2017
50,000 Vodafone Group PLC	49,131
Notes

5.350% February 27, 2012
50,000 West Corp	51,250
Senior Notes
9.500% October 15, 2014
50,000 West Corp ^^	52,250
Senior Notes
11.000% October 15, 2016
50,000 Windstream Corp	52,875
Senior Notes
8.625% August 1, 2016
$2,979,026

TOBACCO --- 0.03%
50,000 Reynolds American Inc	53,353
Secured Notes
7.750% June 1, 2018
$53,353

U.S. GOVERNMENTS --- 15.54%
1,670,000 United States of America ^^	1,908,758
6.250% May 15, 2030
4,500,000 United States of America ^^	4,417,736
3.875% May 15, 2009
3,500,000 United States of America ^^	3,391,994
4.625% November 15, 2016
5,300,000 United States of America ^^	5,362,480
2.500% July 15, 2016
800,000 United States of America ^^	798,938
4.875% April 30, 2008
2,600,000 United States of America ^^	2,677,227
2.375% April 15, 2011
3,150,000 United States of America ^^	3,036,058
4.500% February 15, 2016
1,500,000 United States of America ^^	1,475,508
4.375% December 15, 2010
3,000,000 United States of America ^^	2,930,859
4.000% April 15, 2010
400,000 United States of America ^^	378,656
4.000% February 15, 2014
500,000 United States of America ^^	499,375
4.875% February 15, 2012
1,000,000 United States of America ^^	965,547
4.250% August 15, 2013
3,100,000 United States of America ^^	2,944,275
3.875% February 15, 2013
$30,787,411

UTILITIES --- 0.27%

WHOLE LOAN --- 0.22%
450,000 Credit Suisse First Boston Mortgage Securities Corp	445,559
Series 2005-C6 Class A2FX
5.207% December 15, 2040
$445,559

TOTAL BONDS --- 94.89%	$187,964,450
(Cost $192,286,861)

SHORT-TERM INVESTMENTS

Par Value ($)	Value ($)

9,133,000 Federal Home Loan Bank	9,130,564
4.870% July 2, 2007
1,000,000 Federal Home Loan Bank	999,5770
5.160% July 3. 2007

TOTAL SHORT-TERM INVESTMENTS --- 5.11%	$10,130,141
(Cost $10,130,141)

TOTAL MAXIM FEDERATED BOND PORTFOLIO --- 100%	$198,094,591
(Cost $202,417,002)

# Securities are registered pursuant to Rule 144A and maybe deemed restricted for resale.
** Security is an agency note with maturity date and interest rate indicated.
++ Represents the current interest rate for variable rate security.
+ Denotes a step bond: a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield as of June 30, 2007.
REIT - Real Estate Investment Trust

^^ A portion or all of the security is on loan at June 30, 2007.

The cash collateral received for the security on loan has been invested in an undivided joint repurchase agreement, 5.35% - 5.42%, to be repurchased on 07/02/07, collateralized by

U.S. Government or U.S. Agency Mortgage securities.

See Notes to Financial Statements.

MAXIM SERIES FUND, INC.

Financial Statements and Financial Highlights for the Six Months Ended June 30, 2007 and Year Ended December 31, 2006

Maxim Federated Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM FEDERATED BOND PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2007

UNAUDITED

1.	ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of thirty-one portfolios. Interests in the Maxim Federated Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek to provide total return, consistent with two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is currently offered only as an investment option for the Maxim Profile Portfolios.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used. In the event that trading on a security is halted prior to the end of the trading day due to a significant event, portfolio management will determine whether further pricing adjustment is necessary.

Fixed income and other securities are valued by independent pricing services approved by the Board of Directors.

While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the Board of Directors. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value. This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing. Developments that might be considered significant events to trigger fair value pricing could be a natural disaster, government actions or significant fluctuations in domestic or foreign markets.

Investments in securities of governmental agencies may only be guaranteed by the respective agency’s limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Restricted Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at June 30, 2007 were $4,653,734, $4,561,839 and 2.32%, respectively.

Financial Futures Contracts

The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as “variation margin”, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Dividends

Dividends from net investment income of the Portfolio are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

Effective January 2, 2007, the Portfolio adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Portfolio files income tax returns in the U.S. federal jurisdiction and various state jurisdictions.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2002 through December 31, 2006.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 shall be effective for financial statements issued for fiscal years beginning after November 15, 2007. The Portfolio is evaluating the impact that the adoption of FAS 157 will have on its financial position and the results of its operations. As such, any necessary adjustments pursuant to FAS 157 will be reflected on the semi-annual report for the period ending June 30, 2008.

2.	INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.70% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc., a wholly-owned subsidiary of GWL&A, is the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

As of June 30, 2007, there were thirty-one Portfolios of the Fund for which the Directors served as Directors. The total compensation paid to the independent directors with respect to all funds for which they serve as Directors was $32,000 for the six months ended June 30, 2007. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES & SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $32,873,203 and $9,263,088, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $96,205,182 and $51,889,015, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2007, the U.S. Federal income tax cost basis was $202,731,637. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $197,461 and gross depreciation of securities in which there was an excess of tax cost over value of $4,834,507, resulting in net depreciation of $4,637,046.

5.	FUTURES CONTRACTS

As of June 30, 2007, the Portfolio had 30open 10 year US Treasury Note long and 65 open US Long Bond short futures contracts. The contracts expire in September 2007 and the Portfolio has recorded unrealized deprecation of $50,732 and unrealized appreciation of $88,974, respectively, for a total unrealized appreciation of $38,242.

6.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives annual income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested by the custodian in securities approved by the Board of Directors and is disclosed as “Collateral for securities loaned” in the Statement of Assets and Liabilities. The Portfolio also continues to receive interest or dividends on the securities loaned. As of June 30, 2007, the Portfolio had securities on loan valued at $37,416,922 and received collateral of $37,460,365 for such loan. The Portfolio bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

7.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio’s tax capital gains and losses are determined only at the end of each fiscal year. At December 31, 2006, the Portfolio had available for federal income tax purposes unused capital loss carryforwards of $1,142,739 and $1,441,823, which expire in the years 2012 and 2014, respectively. For the year ended December 31, 2006, the Portfolio had current year deferred post-October capital losses of $11,225.

Investment Advisory Agreement Approval

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), approved at a meeting held on April 17, 2007 (the "Meeting"), the continuation of the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and the investment sub-advisory agreements (the "Sub-Advisory Agreements") between MCM and each of the following Sub-Advisers: Alliance Capital Management, L.P.; Ariel Capital Management, LLC; BNY Investment Advisors; Federated Investment Management Company; Franklin Advisers, Inc.; INVESCO Global Asset Management (N.A.), Inc.; Janus Capital Management, LLC; Loomis, Sayles & Company, L.P.; Massachusetts Financial Services Company; T. Rowe Price Associates, Inc.; Trusco Capital Management, Inc., and Western Asset Management Company.

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations. MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval. Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security. MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

In advance of the Meeting, the Independent Directors met separately on March 22, 2007, with independent legal counsel to review and evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements”). The Independent Directors also considered additional information provided in response to their requests made following the March meeting. In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board also noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In their deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole. Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information described below, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers. The Board considered, among other things, MCM's and each Sub-Adviser's personnel, experience, resources and performance track record, their ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, consulting by the Sub-Advisers as appropriate with MCM, and performing research and obtaining and evaluating the economic, statistical and financial data relevant to the investment policies of the Portfolios. The Board also considered MCM's and each Sub-Adviser's reputation for management of their specific investment strategies, and MCM's and each Sub-Adviser's overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration was given to the fact that at regular Board meetings held throughout the year, the Board meets with representatives of MCM and of the Sub-Advisers to discuss portfolio management strategies, benchmark index tracking for each Index Portfolio, and the performance of each Portfolio. Moreover, the Board considered MCM's and each Sub-Adviser's practices regarding the selection and compensation of brokers and dealers that execute portfolio transactions for the Portfolios and the procedures MCM and each Sub-Adviser use for obtaining best execution for transactions in the Portfolios. Consideration was also given to the Portfolios' turnover rates in relation to the quality of the services provided to the Portfolios. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio. The Board reviewed information regarding the investment performance of each Portfolio as compared against various benchmarks and the performance of similar funds. This information generally included annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2006, to the extent applicable, risk-weighted performance measures, and the Portfolios' Morningstar category and overall ratings, except that Morningstar ratings are not provided for the Index and Profile Portfolios. The Board considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and investment styles from within, to the extent applicable, the Portfolio's Morningstar category. In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups. With respect to the Index Portfolios, the Board noted how their performance compared to the benchmarks they are designed to track. The Maxim Ariel Mid-Cap Value Portfolio and Maxim Trusco Small-Cap Growth Portfolio were identified, in particular, as having underperformed, and consideration was given to the actions being taken by MCM and the applicable Sub-Advisers to address this underperformance. The Board was informed that MCM was closely monitoring the performance of these Portfolios. The Board concluded that it was satisfied with the steps being taken to address the underperformance of these Portfolios, and that it was satisfied with the performance of the other Portfolios.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and the Sub-Advisers from their relationships with the Portfolios. With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers. In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index and Profile Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio. Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range, and that the total annual operating expense ratios of the Portfolios (other than the Index and Profile Portfolios) were within the range of annual expense ratios of similar funds, and that the Portfolios' expense ratios were generally near or lower than the median expense ratio for the applicable Morningstar fund category. With respect to the Index and Profile Portfolios, the Board noted that the Portfolios' management fees and total annual operating expense ratios were on the higher end, but within the range of similar funds. With respect to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the result of arms-length negotiations, since none of the Sub-Advisers is an affiliate of MCM.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers. The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers. In evaluating the information provided by MCM, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets. Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board. In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating Portfolios brokerage. The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services. Additionally, the Board considered the extent to which the Profile Funds may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments. The Board concluded that the Portfolios’ management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.          CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.           DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.           PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.           PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	(1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. T. McCallum
W. T. McCallum
President

Date:	August 27, 2007

By:	/s/ G. R. McDonald
G. R. McDonald
Treasurer

Date:	August 27, 2007